Description of Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business and Organization

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

eMarine Global Inc. is a Nevada corporation (the “Company”) formed under the name of Web Views Corporation on November 2, 2001. On October 20, 2008, the Company changed its name to Pollex, Inc. (“Pollex”)

On July 25, 2017, the Company entered into a share exchange agreement (the “Exchange Agreement”) with e-Marine Co., Ltd., a corporation organized under the laws of the Republic of Korea (“e-Marine”), and the shareholders of e-Marine (the “e-Marine Shareholders”), pursuant to which the e-Marine Shareholders assigned, transferred and delivered, free and clear of all liens, 100% of the issued and outstanding shares of common stock of e-Marine, representing 100% of the equity interest in e-Marine (the “e-Marine Shares”) in exchange for 14,975,000 restricted shares of its common stock (the “Share Exchange”). As a result of the Share Exchange, e-Marine became the Company’s wholly-owned subsidiary, and the e-Marine Shareholders acquired a controlling interest in the Company.

For accounting purposes, the Share Exchange was treated as an acquisition of Pollex and a recapitalization of the Company. The Company is the accounting acquirer, and the results of its operations carryover. Accordingly, the operations of Pollex are not carried over and have been adjusted to ￦0. The assets and liabilities of the Company have been brought forward at its book value and no goodwill has been recognized as a result of the transaction.

At the time of the Share Exchange, the Company was engaged in the online games business by acquiring gaming licenses in order to make them commercially available abroad. As a result of the Share Exchange, the Company assumed e-Marine’s business operations as its own. The acquisition of e-Marine is treated as a reverse acquisition, and the business of e-Marine became the business of the Company.

As part of the recapitalization, the Pollex Shareholders assigned, transferred and delivered, free and clear of all liens, 1,012,233 of the issued and outstanding shares of common stock of Pollex, in exchange for 1,026,317 restricted shares of its common stock.

e-Marine Co., Ltd. was organized under the laws of the Republic of Korea on January 2, 2001, and is a maritime information and communications technology provider based in South Korea. e-Marine seeks to achieve safety of life at sea through the use of various technologies, such as e-Navigation, Maritime Internet-of-Things (otherwise known as “I.o.T.”) and marine big data technology (collectively, “Maritime ICT Convergence”). e-Marine’s main products and services are divided into four categories: (1) Electronic Chart Display & Information System (“ECDIS”); (2) Smart Ship; (3) Overseas Solutions Distributions; and (4) Aids to Navigation.

On August 15, 2017, the Company entered into an agreement and plan of (the “Merger Agreement”), pursuant to which it merged with and into a newly formed wholly-owned subsidiary (the “Merger Sub” and, the transaction, the “Merger”).

As permitted by Chapter 92A.180 of Nevada Revised Statutes, the purpose of the Merger was to effect a change of the Company’s name from Pollex, Inc. to eMARINE Global Inc. Upon the filing of articles of merger with the Secretary of State of Nevada on August 15, 2017 in order to effect the Merger, the Company’s articles of incorporation were deemed amended to reflect the change in the Company’s corporate name. Upon consummation of the Merger, the separate existence of Merger Sub ceased.

NOTE 1 – DESCRIPTION OF BUSINESS AND ORGANIZATION

eMarine Global Inc. is a Nevada corporation (the “Company”) formed under the name of Web Views Corporation on November 2, 2001. On October 20, 2008, the Company changed its name to Pollex, Inc. (“Pollex”)

On July 25, 2017, the Company entered into a share exchange agreement (the “Exchange Agreement”) with e-Marine Co., Ltd., a corporation organized under the laws of the Republic of Korea (“e-Marine”), and the shareholders of e-Marine (the “e-Marine Shareholders”), pursuant to which the e-Marine Shareholders assigned, transferred and delivered, free and clear of all liens, 100% of the issued and outstanding shares of common stock of e-Marine, representing 100% of the equity interest in e-Marine (the “e-Marine Shares”) in exchange for 14,975,000 restricted shares of its common stock (the “Share Exchange”). As a result of the Share Exchange, e-Marine became the Company’s wholly-owned subsidiary, and the e-Marine Shareholders acquired a controlling interest in the Company.

For accounting purposes, the Share Exchange was treated as an acquisition of Pollex and a recapitalization of the Company. The Company is the accounting acquirer, and the results of its operations carryover. Accordingly, the operations of Pollex are not carried over and have been adjusted to ￦0. The assets and liabilities of the Company have been brought forward at its book value and no goodwill has been recognized as a result of the transaction.

At the time of the Share Exchange, the Company was engaged in the online games business by acquiring gaming licenses in order to make them commercially available abroad. As a result of the Share Exchange, the Company assumed e-Marine’s business operations as its own. The acquisition of e-Marine is treated as a reverse acquisition, and the business of e-Marine became the business of the Company.

As part of the recapitalization, the Pollex Shareholders assigned, transferred and delivered, free and clear of all liens, 1,012,233 of the issued and outstanding shares of common stock of Pollex, in exchange for 1,026,317 restricted shares of its common stock.

e-Marine Co., Ltd. was organized under the laws of the Republic of Korea on January 2, 2001, and is a maritime information and communications technology provider based in South Korea. e-Marine seeks to achieve safety of life at sea through the use of various technologies, such as e-Navigation, Maritime Internet-of-Things (otherwise known as “I.o.T.”) and marine big data technology (collectively, “Maritime ICT Convergence”). e-Marine’s main products and services are divided into four categories: (1) Electronic Chart Display & Information System (“ECDIS”); (2) Smart Ship; (3) Overseas Solutions Distributions; and (4) Aids to Navigation.

On August 15, 2017, the Company entered into an agreement and plan of (the “Merger Agreement”), pursuant to which it merged with and into a newly formed wholly-owned subsidiary (the “Merger Sub” and, the transaction, the “Merger”).

As permitted by Chapter 92A.180 of Nevada Revised Statutes, the purpose of the Merger was to effect a change of the Company’s name from Pollex, Inc. to eMARINE Global Inc. Upon the filing of articles of merger with the Secretary of State of Nevada on August 15, 2017 in order to effect the Merger, the Company’s articles of incorporation were deemed amended to reflect the change in the Company’s corporate name. Upon consummation of the Merger, the separate existence of Merger Sub ceased.